UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matthews International Capital Management, LLC
Address:  Four Embarcadero Center, Suite 550
          San Francisco, CA  94111

Form 13F File Number: 28-10629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Manoj K. Pombra
Title: Chief Compliance Officer
Phone: 415/955-8122

Signature, Place, and Date of Signing:

/s/ Manoj K. Pombra            San Francisco, CA                    5/7/08
-------------------     ---------------------------------      -----------------
   [Signature]                   [City, State]                       [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
                                  ----------------------------------------------

Form 13F Information Table Entry Total: 28
                                       -----------------------------------------

Form 13F Information Table Value Total: 632,298
                                       -----------------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

Column 1               Column 2          Column 3   Column 4        Column 5        Column 6   Column 7          Column 8
                                                     VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER
     NAME OF ISSUER    TITLE OF CLASS      CUSIP   (X$1,000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS      VOTING AUTHORITY
                                                                                                         SOLE       SHARED   NONE
                                                                                                         ----       ------   -----
AIRMEDIA GROUP INC     SPONSORED ADR     009411109    5,686    357,600  SH            Sole              357,600
BAIDU COM INC          SPON ADR REP A    056752108   18,883     78,800  SH            Sole               78,800
CANON INC              ADR               138006309   10,477    225,950  SH            Sole              225,950
CHINA MOBILE LIMITED   SPONSORED ADR     16941M109   86,828  1,157,550  SH            Sole            1,157,550
CHUNGHWA TELECOM
  CO LTD               SPON ADR NEW      17133Q304   60,233  2,314,867  SH            Sole            2,314,867
CTRIP COM INTL LTD     ADR               22943F100   35,045    660,982  SH            Sole              659,655              1,327
FOCUS MEDIA HLDG LTD   SPONSORED ADR     34415V109   19,610    557,900  SH            Sole              557,900
HDFC BANK LTD          ADR REPS 3 SHS    40415F101    1,218     12,400  SH            Sole               11,400              1,000
HSBC HLDGS PLC         SPON ADR NEW      404280406   70,942    861,997  SH            Sole              861,997
HUANENG PWR INTL INC   SPON ADR H SHS    443304100    7,052    230,900  SH            Sole              230,900
INFOSYS
  TECHNOLOGIES LTD     SPONSORED ADR     456788108    4,868    136,100  SH            Sole              129,500              6,600
KOOKMIN BK NEW         SPONSORED ADR     50049M109    2,010     35,869  SH            Sole               35,869
KT CORP                SPONSORED ADR     48268K101   20,031    843,390  SH            Sole              843,390
LDK SOLAR CO LTD       SPONSORED ADR     50183L107    5,308    196,600  SH            Sole              196,600
MITSUBISHI UFJ FINL
  GROUP IN             SPONSORED ADR     606822104      575     66,100  SH            Sole               66,100
NETEASE COM INC        SPONSORED ADR     64110W102   77,833  4,051,700  SH            Sole            4,031,200             20,500
NEW ORIENTAL ED &
  TECH GRP I           SPON ADR          647581107   31,944    492,500  SH            Sole              492,500
PERFECT WORLD CO LTD   SPON ADR REP B    71372U104    3,800    167,324  SH            Sole              167,324
POSCO                  SPONSORED ADR     693483109    2,558     21,500  SH            Sole               21,500
PT TELEKOMUNIKASI
  INDONESIA            SPONSORED ADR     715684106   52,634  1,254,980  SH            Sole            1,254,980
SIFY TECHNOLOGIES LTD  SPONSORED ADR     82655M107    7,447  1,669,624  SH            Sole            1,669,624
SINA CORP              ORD               G81477104   48,448  1,374,400  SH            Sole            1,374,400
SK TELECOM LTD         SPONSORED ADR     78440P108   16,553    766,000  SH            Sole              766,000
SONY CORP              ADR NEW           835699307    9,937    248,000  SH            Sole              248,000
TAIWAN SEMICONDUCTOR
  MFG LTD              SPONSORED ADR     874039100    2,982    290,363  SH            Sole              290,363
TATA MTRS LTD          SPONSORED ADR     876568502    1,134     72,600  SH            Sole               72,600
THE9 LTD               ADR               88337K104   18,889    921,408  SH            Sole              921,408
TOYOTA MOTOR CORP      SP ADR REP2COM    892331307    9,373     92,900  SH            Sole               92,900

                                                    632,298